Income taxes - Components of deferred tax assets and liabilities -Subnote (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Deferred Income Tax Assets and Liabilities
FDIC-assisted transaction	$ 152,665	$ 152,665
PUERTO RICO
Schedule of Deferred Income Tax Assets and Liabilities
FDIC-assisted transaction	$ 152,665	152,665
PUERTO RICO | Other liabilities
Schedule of Deferred Income Tax Assets and Liabilities
FDIC-assisted transaction		37,400
PUERTO RICO | Indefinite lived intangible assets
Schedule of Deferred Income Tax Assets and Liabilities
FDIC-assisted transaction		$ 32,600